Share-Based Payments (Details) - Schedule of no cancellations or modifications to the awards - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of no cancellations or modifications to the awards [Abstract]
Outstanding shares at beginning balance	630	1,144
Shares granted during the year	175
Shares vested during the year	(454)	(514)
Outstanding shares end balance	351	630